LEASES - Operating Lease Liabilities Payments Due (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Maturity of operating lease liabilities on December 2019
2020		¥ 193,478
2021		82,128
2022		17,944
2023		454
Subtotal		294,004
Less imputed interest		(11,670)
Present value of operating lease liabilities	$ 40,555	¥ 282,334